Filed Pursuant to Rule 497
Registration No. 333-202461

SUPPLEMENT NO. 2 DATED DECEMBER 29, 2016

TO THE PROSPECTUS DATED APRIL 29, 2016

This document supplements, and should be read in conjunction with, our prospectus dated April 29, 2016 (the “Prospectus”) and Supplement No. 1 to the Prospectus, dated September 14, 2016. Unless otherwise defined in this Supplement No. 2, capitalized terms used in this Supplement No. 2 shall have the same meanings as set forth in the Prospectus.

The purpose of this Supplement No. 2 is to reflect the following:

(1)	to disclose the terms of the Amended and Restated Expense Support and Conditional Reimbursement Agreement;

(2)	to update the “Suitability Standards” section of the Prospectus;

(3)	to disclose terms of the letter agreement between Freedom Capital Investment Management LLC and First Capital Real Estate Investments, LLC; and

(4)	to remove disclosure found under the “Investment Advisory and Administrative Services Agreement—Prohibited Activities” section of the Prospectus.

Amended and Restated Expense Support and Conditional Reimbursement Agreement

On November 9, 2016, we entered into an Amended and Restated Expense Support and Conditional Reimbursement Agreement (the “Amended Expense Reimbursement Agreement”). The Amended Expense Reimbursement Agreement amended the Expense Support and Conditional Reimbursement Agreement, dated March 5, 2015, to provide for reimbursements to us from Freedom Capital Investment Advisors for expenses in an amount such that (i) no portion of our distributions to stockholders will be paid from offering proceeds or borrowings and/or (ii) to reduce our operating expenses until we have achieved economies of scale sufficient to ensure that we bear a reasonable level of expenses in relation to our investment income. The original Expense Support and Conditional Reimbursement Agreement provided only for reimbursements to us to ensure that no portion of our distributions to stockholders will be paid from offering proceeds or borrowings.

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The following information replaces in its entirety the first sentence of the second full paragraph on the cover page of the Prospectus:

The expense support and conditional reimbursement agreement by Freedom Capital Investment Advisors LLC to waive its fees and reimburse certain of our expenses is intended, in part, to prevent our distributions from being comprised of offering proceeds and borrowings so that our distributions will not constitute returns of capital for generally accepted accounting principles purposes.

The following information replaces in its entirety the first sentence of the third full paragraph under “Prospectus Summary—Distributions” on page 15 of the Prospectus:

The expense support and conditional reimbursement agreement by Freedom Capital Investment Advisors LLC to waive its fees and reimburse certain of our expenses is intended, in part, to prevent our distributions from being comprised of offering proceeds and borrowings so that our distributions will not constitute returns of capital for generally accepted accounting principles purposes.

The following information replaces in its entirety the first sentence of the third full paragraph under “Estimated Use of Proceeds” on page 53 of the Prospectus:

Pursuant to an amended and restated expense support and conditional reimbursement agreement, dated as of November 9, 2016, or the expense reimbursement agreement, Freedom Capital Investment Advisors has agreed to reimburse us for expenses in an amount that is sufficient (1) to ensure that no portion of our distributions to stockholders will be paid from our offering proceeds or borrowings so that our distributions will not constitute returns of capital for generally accepted accounting principles purposes and/or (2) to reduce our operating expenses until we have achieved economies of scale sufficient to ensure that we bear a reasonable level of expenses in relation to our investment income.

The following information replaces in its entirety the second paragraph under “Distributions” on page 55 of the Prospectus:

Under the expense reimbursement agreement, Freedom Capital Investment Advisors will reimburse us for expenses in an amount equal to the difference between our cumulative distributions paid to our stockholders in each quarter plus such amounts necessary to reduce our operating expenses to ensure that we bear a reasonable level of expenses in relation to our investment income, less the sum of our net investment company taxable income, net capital gains and dividends and other distributions paid to us on account of preferred and common equity investments in portfolio companies (to the extent such amounts are not included in net investment company taxable income or net capital gains) in each quarter.

The following information replaces in its entirety the first sentence of the last paragraph under “Discussion of the Company’s Expected Operating Plans—RIC Status and Distributions” on page 61 of the Prospectus:

The expense support and conditional reimbursement agreement by Freedom Capital Investment Advisors LLC to waive its fees and reimburse certain of our expenses is intended, in part, to prevent our distributions from being comprised of offering proceeds and borrowings so that our distributions will not constitute returns of capital for generally accepted accounting principles purposes.

The following information replaces in its entirety the first sentence of the paragraph under “Discussion of the Company’s Expected Operating Plans—Related Party Transactions—Expense Reimbursement Agreement” on page 67 of the Prospectus:

Pursuant to the expense reimbursement agreement, Freedom Capital Investment Advisors has agreed to reimburse us for expenses in an amount that is sufficient to ensure that no portion of our distributions to stockholders will be paid from our offering proceeds or borrowings plus such amounts necessary to reduce our operating expenses to ensure that we bear a reasonable level of expenses in relation to our investment income.

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The following information replaces in its entirety the first two paragraphs under “Certain Relationships and Related Party Transactions—Expense Support and Conditional Reimbursement Agreement” beginning on page 101 of the Prospectus:

Pursuant to the expense reimbursement agreement, Freedom Capital Investment Advisors has agreed to reimburse us for expenses in an amount that is sufficient to ensure that no portion of our distributions to stockholders will be paid from our offering proceeds or borrowings plus such amounts necessary to reduce our operating expenses to ensure that we bear a reasonable level of expenses in relation to our investment income. Freedom Capital Investment Advisors is under no obligation to waive its fees and reimburse certain of our expenses to prevent our distributions from constituting returns of capital for tax purposes. However, because certain investments we may make, including preferred and common equity investments, may generate distributions to us that are treated for tax purposes as a return of capital, a portion of our distributions to stockholders may exceed our earnings and also be deemed to constitute a return of capital for tax purposes. Under those circumstances, Freedom Capital Investment Advisors will not reimburse us for the portion of such distributions to stockholders that represent a return of capital for tax purposes, as the purpose of the expense reimbursement arrangement is not to provide tax-advantaged distributions to stockholders.

Under the expense reimbursement agreement, Freedom Capital Investment Advisors will reimburse us for expenses in an amount equal to the difference between our cumulative distributions paid to our stockholders in each quarter plus such amounts necessary to reduce our operating expenses to ensure that we bear a reasonable level of expenses in relation to our investment income, less the sum of our net investment company taxable income, net capital gains and dividends and other distributions paid to us on account of preferred and common equity investments in portfolio companies (to the extent such amounts are not included in net investment company taxable income or net capital gains) in each quarter.

Update to “Suitability Standards” Section of the Prospectus

The following information replaces in its entirety the last paragraph under “Suitability Standards” on page iv of the Prospectus:

For additional information on minimum amounts that must be raised in this offering prior to the offer and sale of shares in Arkansas, Kansas and Washington, see “Plan of Distribution—State Notices.”

The section entitled “Plan of Distribution—State Notices—Special Notice to New York Investors” is hereby deleted in its entirety.

Letter Agreement Between Freedom Capital Investment Management LLC

and First Capital Real Estate Investments, LLC

On October 12, 2016, Freedom Capital Investment Management LLC (“FCIM”), our sponsor, entered into a letter agreement (the “Letter Agreement”) with First Capital Real Estate Investments, LLC (“First Capital”), whereby First Capital agreed to cover specified obligations of FCIM and Democracy Funding LLC (“Democracy Funding”), our affiliated dealer manager in our offering, including expenses incurred in connection with the offering, in exchange for a non-controlling ownership interest in FCIM and Democracy Funding. The Letter Agreement also states that First Capital will provide broker-dealer personnel to Democracy Funding, subject to such personnel passing customary and appropriate background and due diligence checks conducted by Democracy Funding, to assist us in raising capital in our offering. Pursuant to the Letter Agreement, First Capital was granted the option to acquire a controlling interest in FCIM and Democracy Funding upon the occurrence of certain specified events, including, but not limited to, continuing compliance with the terms of the Letter Agreement for six (6) months following the date the Letter Agreement was executed. First Capital is not otherwise affiliated with us, FCIM or Democracy Funding. There can be no assurance that the Letter Agreement will result in our successfully meeting the terms of the Minimum Offering Requirement, which would enable us to commence material operations.

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Revision to “Investment Advisory and Administrative Services Agreement—

Prohibited Activities” Section of the Prospectus

The fifth bullet point under the heading “Investment Advisory and Administrative Services Agreement—Prohibited Activities” on page 97 of the Prospectus that states “We may not acquire assets in exchange for our stock” is hereby deleted in its entirety.

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